Advisors Capital Growth Fund
	Schedule of Investments
	December 31, 2024 (Unaudited)
Shares		Fair Value	% of Net Assets

EXCHANGE TRADED FUNDS

Equity
18,700	Fidelity Enhanced Large Cap Growth ETF	$ 661,232
11,900	Goldman Sachs MarketBeta® Russell 1000 Growth Equity ETF	648,776
6,500	iShares S&P 500 Growth ETF	659,945
35,000	Schwab U.S. Large-Cap Growth ETF	975,450
6,000	SoFi Select 500 ETF	653,040
11,200	SPDR® Portfolio S&P 500® Growth ETF	984,480
2,300	Vanguard Growth ETF	944,012
8,300	Vanguard Russell 1000 Growth ETF	857,390
Total for Exchange Traded Funds (Cost - $6,470,381)		6,384,325	102.48%

MONEY MARKET FUNDS
548,764	Goldman Sachs FS Government Fund Institutional -
	Class 4.36% ***	548,764	8.81%
	(Cost - $548,764)

	Total Investments	6,933,089	111.29%
	(Cost - $7,019,145)

	Liabilities in Excess of Other Assets	(703,224)	-11.29%

	Net Assets	$ 6,229,865	100.00%

*** The Yield shown represents the 7-day yield at December 31, 2024.